Taxes on Income	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Taxes on Income

NOTE 10:-	TAXES ON INCOME

a.	The Israeli corporate tax rate and real capital gains tax was 25% in 2016, 24% in 2017 and 23% in 2018.

The Company’s subsidiary which was incorporated in China is subject to corporate tax rate of 25% in 2018 and 2017.

The Company’s subsidiaries which were incorporated in U.S. are subject to federal tax rate of 21% in 2018.

b.	In accordance with the Israeli tax laws, tax returns of the Company submitted up to and including the 2013 tax year can be regarded as final.

The Company’s subsidiaries did not receive final tax assessments since their incorporation.

c.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company qualifies as an “Industrial Company” under the Law for the Encouragement of Industry (Taxes), 1969 (the “Industrial Encouragement Law”). The Industrial Encouragement Law defines an “Industrial Company” as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production.

The principal benefit from the above law is the deduction of expenses in connection with a public offering. Also, under the industrial Encouragement Law an “Industrial Company” is entitled to special rates of depreciation for industrial equipment and in addition to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes and an accelerated depreciation rate on equipment.

Eligibility for the benefits under the Industry Encouragement Law is not subject to receipt of prior approval from any governmental authority.

d.	As of December 31, 2018, the net operating tax loss carryforward relating to the Company in Israel amounted to approximately $62,172, not including a carryforward capital loss amounting to approximately $3,788. Carryforward losses in Israel may be carried forward indefinitely and may be offset against future taxable income.

As of December 31, 2018, the U.S. subsidiaries have U.S. federal carryforward tax losses of approximately $1,420.

As the Company believes that it is more likely than not that the deferred tax assets in respect of these carryforward losses will not be utilized, the Company recorded a full valuation allowance for the entire balance of the deferred tax asset relating to the carryforward losses.

e.	The main reconciling items between the statutory tax rate of the Company and the effective tax rate is the valuation allowance recorded in respect of the deferred tax assets relating to net operating loss carryforward and other temporary differences due to the uncertainty of the realization of such tax assets.

Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2018	2017

Net operating loss carryforward	$14,598	$17,490
Capital loss carryforward	871	918
Allowances and reserve	322	342

Total deferred tax assets before valuation allowance	15,791	18,750
Valuation allowance	(15,791)	(18,750)

Net deferred tax assets	$-	$-

As of December 31, 2018 and 2017, the Company has provided valuation allowances in respect of deferred tax assets resulting from the tax loss carryforward and other temporary differences, since it has a history of operating losses and the current uncertainty concerning its ability to realize these deferred tax assets in the future.

The Company accounts for its income tax uncertainties in accordance with ASC 740, which clarifies the accounting for uncertainties in income taxes recognized in a company’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

As of December 31, 2018 and 2017, there were no unrecognized tax benefits that if recognized would affect the annual effective tax rate.